Note 10 - Commitments and Contingencies (Details Textual)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CAD shares	Dec. 31, 2014 USD ($)
Operating Leases, Rent Expense					$ 430
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares				133,229
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares | shares					1,707,744
Research and Development Expense	$ 114,941	$ 203,814	$ 265,238	$ 537,662	$ 456,274		$ 191,069
Employment [Member]
Compensation					$ 6,489
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares					75,000	75,000
Stock Issued During Period, Value, Stock Options Exercised					$ 64,223
Stock Issued, Value, Stock Options Exercised, Net of Tax Benefit (Expense)					53,519
Consultant [Member]
Compensation | CAD						CAD 1,000
Stock Issued During Period, Value, Stock Options Exercised					42,816
Stock Issued, Value, Stock Options Exercised, Net of Tax Benefit (Expense)					$ 35,680
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares					100,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares | shares					4,167
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares					$ 1
Research and Development Expense					$ 10,861		$ 11,650
Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					10 years	10 years